Long-Term Investments	12 Months Ended
Jun. 30, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 10 – LONG-TERM INVESTMENTS

	As of June 30,
	2023	2022
Equity investments without readily determinable fair values
Beijing UniDev Software Co., Ltd. (“UniDev”)	$232,924	$252,161
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”)	-	149,296
Total equity investments without readily determinable fair values	232,924	401,457

Equity method investments
Fuson Group Limited (“Fuson”)	210,243	139,164
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	13,431	69,765
Total equity method investments	223,674	208,929
	$456,598	$610,386

Equity investments without readily determinable fair values

The Company recognized an impairment loss of $32,744 for Huaqin Robotics for the year ended June 30, 2023 as “Other expenses” in the Consolidated Statements of Comprehensive (Loss)/Income. The investment was further disposed with no gains or losses recorded. There were no other downward adjustments (including impairment charges) or any upward adjustments recognized on equity investments without readily determinable fair value during any of the years presented

Equity method investments

On February 3, 2021, the Company purchased a 35% equity interest of Shier at a cash consideration of $83,228 (RMB 0.54 million).

On September 16, 2021, the Company purchased a 35.02% equity interest of Fuson at a cash consideration of $157,464 (HK$1.2 million).

The Company accounts for the investments in Shier and Fuson as equity method investments due to its significant influence over the entities.

The company recognized an impairment loss of $52,582 for Shier of for the year ended June 30, 2023 and an impairment loss of $102,155 of EMIT for the year ended June 30, 2022 as “Other expenses” in the Consolidated Statements of Comprehensive (Loss)/Income. No impairment loss was recorded for the year ended June 30, 2021.

The carrying amount of the equity method investments in excess of the Company’s proportionate interest was not material and recognized as equity method goodwill.

Selected financial information of the equity method investees are not presented as the effects were not material.